Debt	6 Months Ended
Jun. 30, 2026
Debt [Abstract]
Debt

Note 9 — Debt

Convertible Promissory Notes

Prior to the consummation of the Business Combination, WTMA issued certain convertible promissory notes to the Sponsor to fund amounts required in connection with extensions of the deadline to consummate its initial business combination. On September 30, 2022 and December 30, 2022, WTMA issued two promissory notes, each in the principal amount of $0.8 million, to the Sponsor. On March 30, 2023, April 30, 2023, May 30, 2023, June 30, 2023, July 30, 2023 and August 30, 2023, WTMA issued six additional promissory notes to the Sponsor, each in the principal amount of $0.1 million. Collectively, these promissory notes are referred to as the “Convertible Promissory Notes.”

The Convertible Promissory Notes are non-interest bearing and unsecured. Prior to the Business Combination, the Convertible Promissory Notes were payable upon the earlier of (i) the consummation of WTMA’s initial business combination, out of the proceeds of the trust account released to WTMA, or (ii) at the Sponsor’s discretion, conversion, in whole or in part, upon consummation of the initial business combination into additional private units at a price of $10.00 per unit.

In connection with the Business Combination, the Company assumed the obligations under the Convertible Promissory Notes. The Convertible Promissory Notes were not converted in connection with the Business Combination and remain outstanding as of June 30, 2026. No principal or interest payments have been made under the Convertible Promissory Notes. Because the Convertible Promissory Notes became due upon consummation of the Business Combination and the outstanding principal amounts were not repaid at that time, the Convertible Promissory Notes were in payment default as of June 30, 2026.

The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.” The convertible note payable and conversion feature does not meet the requirements for classification under ASC 480 and as a result is not required to be accounted for as a liability under ASC 480. In this case, the conversion feature embedded within the convertible promissory note does not require bifurcation and as a result remains embedded within the debt instrument because the convertible promissory note conversion feature does not meet the definition of a derivative as it fails the net settlement requirement. The embedded conversion feature does qualify as equity under ASC 815-40 as the exercise contingency is not based on an observable market or index unrelated to the issuer, the instrument meets the fixed-for-fixed criteria under ASC 815-40-15, meets the requirements for equity classification pursuant to ASC 815-40-25-1 and 25-2 and does not meet the definition of a derivative as it fails the net settlement requirement. Based on this analysis, the scope exception would apply, and the embedded conversion feature would fail to satisfy the third bifurcation condition within ASC 815-15-25-1.

No principal or interest payments have been made under the Convertible Promissory Notes. As of June 30, 2026, $2.3 million was outstanding under the Convertible Promissory Notes and were reported as convertible promissory notes in the accompanying condensed consolidated balance sheets. There were no Convertible Promissory Notes outstanding as of December 31, 2025.

Convertible Debentures

On May 7, 2026, the Company entered into a Securities Purchase Agreement with YA II PN, Ltd. (“Yorkville”), a fund managed by Yorkville Advisors Global, LP, pursuant to which the Company agreed to issue and sell to Yorkville convertible debentures in an aggregate principal amount of up to $100.0 million (the “Convertible Debentures”). The convertible debentures are convertible into shares of the Company’s common stock, par value $0.0001 per share. The Company issued the first convertible debenture in the principal amount of $20.0 million on May 7, 2026. A second convertible debenture in the principal amount of $5,775,000 was issued upon effectiveness of a resale registration statement on Form S-1 on July 10, 2026, and up to an additional $74.2 million in convertible debentures may be purchased in subsequent tranches from time to time upon the mutual agreement of the Company and Yorkville. Each convertible debenture will have a purchase price equal to 97% of its principal amount.

The convertible debentures are convertible at a conversion price equal to the lower of $12.09 per share or 95% of the lowest daily volume-weighted average price of the Company’s common stock during the five consecutive trading days immediately preceding the conversion date, which variable price shall not be lower than a floor price of $1.86 per share, subject to certain limitations, including Nasdaq exchange cap limitations and a 4.99% beneficial ownership limitation. The first convertible debenture bears interest at an annual rate of 5.0%, which increases to 18.0% upon the occurrence and continuation of an event of default, and matures on November 7, 2027, subject to extension at Yorkville’s option.

The Company will not be required to make monthly cash payments under the convertible debentures unless an amortization event occurs, as defined in the debenture agreement, which is generally tied to the Company’s stock price, exchange cap availability, or its ability to maintain an effective resale registration statement. Upon an amortization event, the Company will be required to make monthly cash payments equal to one-fifth of the original principal amount, or the outstanding principal amount if lower, plus a 5% payment premium and all accrued and unpaid interest. The Company also has the option, but not the obligation, to redeem the convertible debentures early in cash, subject to certain conditions, including a 10-trading-day notice period during which Yorkville may elect to convert in lieu of redemption. Upon an event of default, amounts outstanding under the convertible debentures may become immediately due and payable, in some cases automatically and in others at Yorkville’s election.

The Securities Purchase Agreement includes customary registration rights, investor protections, and provisions governing trading activity, including limitations on short selling, as well as restrictions on the Company’s ability to incur additional indebtedness or liens without Yorkville’s consent, subject to customary exceptions. In connection with the Securities Purchase Agreement, certain of the Company’s subsidiaries entered into a Global Guaranty Agreement in favor of Yorkville, pursuant to which such subsidiaries jointly and severally, fully and unconditionally guarantee the Company’s obligations under the Securities Purchase Agreement and the Convertible Debentures. The Company intends to use the proceeds from the facility for general corporate purposes, including supporting the expansion of its operations and development initiatives.

The Company elected the fair value option to account for the Convertible Debentures. See Note 2 — Summary of Significant Accounting Policies, for the Company’s accounting policy for instruments for which the fair value option has been elected, and Note 11 — Fair Value Measurements, for the fair value of the Convertible Debentures and related disclosures.

The fair value of outstanding convertible debentures was $17.4 million as of June 30, 2026 and are reflected as Convertible debentures on the unaudited Condensed Consolidated Balance Sheets. As of June 30, 2026, accrued coupon interest on the Convertible Debentures was $147,945. Because the Company elected the fair value option for the Convertible Debentures, the accrued coupon interest is incorporated into the fair value measurement of the Convertible Debentures and is not presented separately as accrued interest on the unaudited Condensed Consolidated Balance Sheets or as interest expense in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss. There were no convertible debentures outstanding as of December 31, 2025.

Short Term Debt

Details of carrying amounts of short-term debt as of June 30, 2026 are as follows (in thousands):

Related Party

Maturity	Interest Rate	Borrowing Limit	June 30, 2026	December 31, 2025
July 2026	4.60%	$32	$32	$—
August 2026	4.60%	262	262	484
September 2026	4.60%	184	164	—
November 2026	4.60% – 6.00%	169	130	—
December 2026	4.60% – 6.00%	221	221	—
May 2027	6.00%	292	292	—
June 2026	4.60% – 6.00%	190	190	—
No fixed maturity	0.00% – 4.60%	411	368	—
Total			$1,659	$484

Others

		in thousands
Maturity	Interest Rate	Borrowing Limit	June 30, 2026(1)	December 31, 2025
July 2026	4.60%	39	39	—
August 2026	4.52% – 6.09%	843	844	—
October 2026	9.50%	227	230	—
November 2026	5.44% – 6.92%	339	344	—
March 2027	6.22%	175	175	—
April 2027	5.26%	130	130	—
May 2027	4.89% – 6.46%	431	418	—
June 2027	5.21%	259	259	—
Overdue maturities	—%	186	186	—
Total			$2,625	$—

____________

(1)      The amounts in the above table reflects the fair value as a result of the purchase price allocation valuation at closing of the acquisition of the Korean Companies.

In May and June 2026, NS World extended four existing IBK loan facilities totaling KRW 1.4 billion. Three facilities totaling KRW 644 million were extended on May 22, 2026 and one facility totaling KRW 400 million was extended on June 5, 2026, with maturities extended through May and June 2027, respectively.

Long Term Debt

Details of carrying amounts of long-term debt as of June 30, 2026 are as follows:

			in thousands
Description	Maturity	Interest Rate	Borrowing Limit	June 30, 2026
Operating Funds Loan	October 2026 – February 2028	2.87% – 12.00%	$389	$209
Individual Cash Loan	January 2027	1.00%	$550	$549
Working Capital Loans	February 2027 – May 2029	1.43% – 4.52%	$636	$421
Facility Loans	May 2027 – April 2033	1.50% – 9.50%	$2,630	$2,376
Long-Term Related Party	September 2028	—%	$16	$16
Total Long Term Debt				3,571
Less: current portion of long-term debt				$(1,247)
Long-term debt, net of current portion				$2,325

The Company did not have long-term debt as of December 31, 2025.

Future principal payments for long-term debt as of June 30, 2026 are as follows:

in thousands	Long Term Debt
Less than 1 year	$1,269
Between 1 – 2 years	814
Between 2 – 5 years	1,221
Over 5 years	254
Plus imputed interest	15
Total Long Term Debt	$3,572